SCHEDULE OF DEDUCTIBLE TEMPORARY DIFFERENCE EXPIRE (Details)	Dec. 31, 2025 CAD ($)
Canadian non capital losses [member]
IfrsStatementLineItems [Line Items]
Total	$ 39,019,500
Canadian non capital losses [member] | Year one [member]
IfrsStatementLineItems [Line Items]
Total	583,364
Canadian non capital losses [member] | Year two [member]
IfrsStatementLineItems [Line Items]
Total	717,523
Canadian non capital losses [member] | Year three [member]
IfrsStatementLineItems [Line Items]
Total	1,566,222
Canadian non capital losses [member] | Year four [member]
IfrsStatementLineItems [Line Items]
Total	1,049,578
Canadian non capital losses [member] | Year five [member]
IfrsStatementLineItems [Line Items]
Total	1,121,278
Canadian non capital losses [member] | Year six [member]
IfrsStatementLineItems [Line Items]
Total	2,591,686
Canadian non capital losses [member] | Year seven [member]
IfrsStatementLineItems [Line Items]
Total	3,814,238
Canadian non capital losses [member] | Year eight [member]
IfrsStatementLineItems [Line Items]
Total	1,495,165
Canadian non capital losses [member] | Year nine [member]
IfrsStatementLineItems [Line Items]
Total	2,179,304
Canadian non capital losses [member] | Year ten [member]
IfrsStatementLineItems [Line Items]
Total	2,525,063
Canadian non capital losses [member] | Year eleven [member]
IfrsStatementLineItems [Line Items]
Total	5,429,508
Canadian non capital losses [member] | Year twelve [member]
IfrsStatementLineItems [Line Items]
Total	3,582,932
Canadian non capital losses [member] | Year thirteen [member]
IfrsStatementLineItems [Line Items]
Total	5,726,345
Canadian non capital losses [member] | Year fourteen [member]
IfrsStatementLineItems [Line Items]
Total	6,637,294
Canadian non capital losses [member] | No expriry [member]
IfrsStatementLineItems [Line Items]
Total
Canadian resource pools [member]
IfrsStatementLineItems [Line Items]
Total	2,271,762
Canadian resource pools [member] | Year one [member]
IfrsStatementLineItems [Line Items]
Total
Canadian resource pools [member] | Year two [member]
IfrsStatementLineItems [Line Items]
Total
Canadian resource pools [member] | Year three [member]
IfrsStatementLineItems [Line Items]
Total
Canadian resource pools [member] | Year four [member]
IfrsStatementLineItems [Line Items]
Total
Canadian resource pools [member] | Year five [member]
IfrsStatementLineItems [Line Items]
Total
Canadian resource pools [member] | Year six [member]
IfrsStatementLineItems [Line Items]
Total
Canadian resource pools [member] | Year seven [member]
IfrsStatementLineItems [Line Items]
Total
Canadian resource pools [member] | Year eight [member]
IfrsStatementLineItems [Line Items]
Total
Canadian resource pools [member] | Year nine [member]
IfrsStatementLineItems [Line Items]
Total
Canadian resource pools [member] | Year ten [member]
IfrsStatementLineItems [Line Items]
Total
Canadian resource pools [member] | Year eleven [member]
IfrsStatementLineItems [Line Items]
Total
Canadian resource pools [member] | Year twelve [member]
IfrsStatementLineItems [Line Items]
Total
Canadian resource pools [member] | Year thirteen [member]
IfrsStatementLineItems [Line Items]
Total
Canadian resource pools [member] | Year fourteen [member]
IfrsStatementLineItems [Line Items]
Total
Canadian resource pools [member] | No expriry [member]
IfrsStatementLineItems [Line Items]
Total	2,271,762
United states tax losses [member]
IfrsStatementLineItems [Line Items]
Total	13,410,412
United states tax losses [member] | Year one [member]
IfrsStatementLineItems [Line Items]
Total
United states tax losses [member] | Year two [member]
IfrsStatementLineItems [Line Items]
Total
United states tax losses [member] | Year three [member]
IfrsStatementLineItems [Line Items]
Total
United states tax losses [member] | Year four [member]
IfrsStatementLineItems [Line Items]
Total
United states tax losses [member] | Year five [member]
IfrsStatementLineItems [Line Items]
Total	271,584
United states tax losses [member] | Year six [member]
IfrsStatementLineItems [Line Items]
Total
United states tax losses [member] | Year seven [member]
IfrsStatementLineItems [Line Items]
Total
United states tax losses [member] | Year eight [member]
IfrsStatementLineItems [Line Items]
Total
United states tax losses [member] | Year nine [member]
IfrsStatementLineItems [Line Items]
Total
United states tax losses [member] | Year ten [member]
IfrsStatementLineItems [Line Items]
Total
United states tax losses [member] | Year eleven [member]
IfrsStatementLineItems [Line Items]
Total
United states tax losses [member] | Year twelve [member]
IfrsStatementLineItems [Line Items]
Total
United states tax losses [member] | Year thirteen [member]
IfrsStatementLineItems [Line Items]
Total
United states tax losses [member] | Year fourteen [member]
IfrsStatementLineItems [Line Items]
Total
United states tax losses [member] | No expriry [member]
IfrsStatementLineItems [Line Items]
Total	13,138,828
United states resource pools [member]
IfrsStatementLineItems [Line Items]
Total	57,732,041
United states resource pools [member] | Year one [member]
IfrsStatementLineItems [Line Items]
Total
United states resource pools [member] | Year two [member]
IfrsStatementLineItems [Line Items]
Total
United states resource pools [member] | Year three [member]
IfrsStatementLineItems [Line Items]
Total
United states resource pools [member] | Year four [member]
IfrsStatementLineItems [Line Items]
Total
United states resource pools [member] | Year five [member]
IfrsStatementLineItems [Line Items]
Total
United states resource pools [member] | Year six [member]
IfrsStatementLineItems [Line Items]
Total
United states resource pools [member] | Year seven [member]
IfrsStatementLineItems [Line Items]
Total
United states resource pools [member] | Year eight [member]
IfrsStatementLineItems [Line Items]
Total
United states resource pools [member] | Year nine [member]
IfrsStatementLineItems [Line Items]
Total
United states resource pools [member] | Year ten [member]
IfrsStatementLineItems [Line Items]
Total
United states resource pools [member] | Year eleven [member]
IfrsStatementLineItems [Line Items]
Total
United states resource pools [member] | Year twelve [member]
IfrsStatementLineItems [Line Items]
Total
United states resource pools [member] | Year thirteen [member]
IfrsStatementLineItems [Line Items]
Total
United states resource pools [member] | Year fourteen [member]
IfrsStatementLineItems [Line Items]
Total
United states resource pools [member] | No expriry [member]
IfrsStatementLineItems [Line Items]
Total	57,732,041
Property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Total	540,479
Property, plant and equipment [member] | Year one [member]
IfrsStatementLineItems [Line Items]
Total
Property, plant and equipment [member] | Year two [member]
IfrsStatementLineItems [Line Items]
Total
Property, plant and equipment [member] | Year three [member]
IfrsStatementLineItems [Line Items]
Total
Property, plant and equipment [member] | Year four [member]
IfrsStatementLineItems [Line Items]
Total
Property, plant and equipment [member] | Year five [member]
IfrsStatementLineItems [Line Items]
Total
Property, plant and equipment [member] | Year six [member]
IfrsStatementLineItems [Line Items]
Total
Property, plant and equipment [member] | Year seven [member]
IfrsStatementLineItems [Line Items]
Total
Property, plant and equipment [member] | Year eight [member]
IfrsStatementLineItems [Line Items]
Total
Property, plant and equipment [member] | Year nine [member]
IfrsStatementLineItems [Line Items]
Total
Property, plant and equipment [member] | Year ten [member]
IfrsStatementLineItems [Line Items]
Total
Property, plant and equipment [member] | Year eleven [member]
IfrsStatementLineItems [Line Items]
Total
Property, plant and equipment [member] | Year twelve [member]
IfrsStatementLineItems [Line Items]
Total
Property, plant and equipment [member] | Year thirteen [member]
IfrsStatementLineItems [Line Items]
Total
Property, plant and equipment [member] | Year fourteen [member]
IfrsStatementLineItems [Line Items]
Total
Property, plant and equipment [member] | No expriry [member]
IfrsStatementLineItems [Line Items]
Total	540,479
Share issue costs [member]
IfrsStatementLineItems [Line Items]
Total	731,344
Share issue costs [member] | Year one [member]
IfrsStatementLineItems [Line Items]
Total
Share issue costs [member] | Year two [member]
IfrsStatementLineItems [Line Items]
Total
Share issue costs [member] | Year three [member]
IfrsStatementLineItems [Line Items]
Total
Share issue costs [member] | Year four [member]
IfrsStatementLineItems [Line Items]
Total
Share issue costs [member] | Year five [member]
IfrsStatementLineItems [Line Items]
Total
Share issue costs [member] | Year six [member]
IfrsStatementLineItems [Line Items]
Total
Share issue costs [member] | Year seven [member]
IfrsStatementLineItems [Line Items]
Total
Share issue costs [member] | Year eight [member]
IfrsStatementLineItems [Line Items]
Total
Share issue costs [member] | Year nine [member]
IfrsStatementLineItems [Line Items]
Total
Share issue costs [member] | Year ten [member]
IfrsStatementLineItems [Line Items]
Total
Share issue costs [member] | Year eleven [member]
IfrsStatementLineItems [Line Items]
Total
Share issue costs [member] | Year twelve [member]
IfrsStatementLineItems [Line Items]
Total
Share issue costs [member] | Year thirteen [member]
IfrsStatementLineItems [Line Items]
Total
Share issue costs [member] | Year fourteen [member]
IfrsStatementLineItems [Line Items]
Total
Share issue costs [member] | No expriry [member]
IfrsStatementLineItems [Line Items]
Total	$ 731,344